UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR/S

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               CHRISTOPHER P. LAIA
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   MAY 31,

Date of reporting period:  NOVEMBER 30, 2008



ITEM 1.  SEMIANNUAL REPORT TO STOCKHOLDERS.
USAA MUTUAL FUNDS TRUST - SEMIANNUAL REPORT FOR PERIOD ENDED NOVEMBER 30, 2008


                               USAA GNMA TRUST



[LOGO OF USAA]
   USAA(R)

                          [GRAPHIC OF USAA GNMA TRUST]

 =======================================

     SEMIANNUAL REPORT
     USAA GNMA TRUST(R)
     NOVEMBER 30, 2008

 =======================================

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FUND OBJECTIVE

HIGH LEVEL OF CURRENT INCOME CONSISTENT WITH PRESERVATION OF PRINCIPAL.

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TYPES OF INVESTMENTS

Normally invests at least 80% of the Fund's assets in GNMA securities backed by the full faith and credit of the U.S. government.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's set rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, please call USAA Investment Management Company at
(800) 531-USAA (8722).

If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

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TABLE OF CONTENTS

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
PRESIDENT'S MESSAGE                                                           2

MANAGER'S COMMENTARY                                                          4

FUND RECOGNITION                                                              9

INVESTMENT OVERVIEW                                                          11

FINANCIAL INFORMATION

   Portfolio of Investments                                                  16

   Notes to Portfolio of Investments                                         20

   Financial Statements                                                      21

   Notes to Financial Statements                                             24

EXPENSE EXAMPLE                                                              35

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2009, USAA. All rights reserved.

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

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PRESIDENT'S MESSAGE

"FOR THOSE WHO HAVE THE TIME TO WAIT AND
THE ABILITY TO SLEEP AT NIGHT, PATIENCE MAY      [PHOTO OF CHRISTOPHER W. CLAUS]
BE THE MOST PRUDENT LONG-TERM STRATEGY."

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DECEMBER 2008

Well, it's official. The U.S. economy has been in a recession since December 2007, according to the National Bureau of Economic Research. The news is not likely to surprise those who have been looking at their investment statements and 401(k) balances. What's more, the recession appears to have gone global. Now that Europe, Japan, and Canada have acknowledged their own recessions, the first worldwide recession of the 21st century seems to be under way.

Does this mean we will experience a new Great Depression? Media hype notwithstanding, I do not think so. Although unemployment rose to 6.7% in November 2008 and could climb to 8% by mid-2009, according to some analysts, it's still a far cry from the 25% unemployment rate of the Depression. Furthermore, the U.S. government has been able to intervene in support of the financial system. In 1930, it had been powerless to prevent an enormous bank failure. The result was a massive loss of confidence in the banking system and a panic in which about 4,000 commercial banks failed. Subsequently, the Federal Reserve Board was given new powers and has been using them to work with other central banks, global governments, regulators, and financial institutions to address key issues, such as liquidity, the availability of capital, and market confidence. This time, progress, albeit slow, already has been made.

Nevertheless, I believe the current recession will be longer and more severe than average. It took time for global institutions to accumulate their inventories of risky assets and for U.S. consumers to build up debt, so it naturally follows that they'll need time to set things right. Meanwhile, investors are reeling from the day-to-day volatility -- unprecedented in

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2  | USAA GNMA TRUST

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most of our lifetimes -- in the global financial markets. The bad news: So long as fear and market sentiment continue to drive investment decision-making, that volatility will more than likely persist.

The good news: Better days lie ahead. Financial markets tend to overreact on both the upside and downside. At the time of this writing, forced selling, portfolio liquidations, margin calls, and investor redemptions have pushed down the value of most asset classes. Investors seem to be in the process of capitulation and are selling whatever they perceive as risky. In my opinion, all existing asset bubbles -- with the exception of U.S. Treasuries -- have been popped, and fundamental valuations are being overlooked. Although it will take time, investment returns eventually should improve.

For those who have the time to wait and the ability to sleep at night, patience may be the most prudent long-term strategy. In the meantime and at no charge, our team of skilled professionals can help you revisit your investment plan to ensure it still suits your goals, risk tolerance, and time horizon. They also can arrange for you to invest fixed amounts at regular intervals. The end of a recession tends to create a new set of investment opportunities, but only the people who are invested will reap the potential benefits.

No one can predict when the financial markets will begin to rebound, but USAA will continue providing you with what we consider an outstanding value -- some of the industry's top investment talent, first-class service, and pure no-load mutual funds.

From all of us here, thank you for the opportunity to serve your investment needs. We appreciate your trust and faith in us.

Sincerely,

/S/ CHRISTOPHER W. CLAUS

Christopher W. Claus
President and Vice Chairman of the Board
USAA Mutual Funds Trust

Systematic investment plans do not assure a profit or protect against loss in declining markets. o Mutual fund operating expenses apply and continue throughout the life of the fund.

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                                                        PRESIDENT'S MESSAGE |  3

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MANAGER'S COMMENTARY ON THE FUND

                                            [PHOTO OF MARGARET "DIDI" WEINBLATT]
MARGARET "DIDI" WEINBLATT, Ph.D., CFA
USAA Investment Management Company

--------------------------------------------------------------------------------

o HOW DID THE FUND PERFORM?

  For the six-month period ended November 30, 2008, the USAA GNMA Trust had a total return of 3.65%. This compares to returns of 1.46% for the Lipper GNMA Funds Index and 3.99% for the Fund's benchmark, the Barclays Capital GNMA Index (formerly known as the Lehman Brothers GNMA Index)*.

o PLEASE DESCRIBE THE MARKET ENVIRONMENT DURING THE REPORTING PERIOD.

  It probably was the most eventful, volatile period in the history of the credit markets. Some of the most important American financial institutions failed, were forced to merge, or were bailed out or taken over by the U.S. government. Announcements of new Federal Reserve Board (the Fed) and/or U.S. Treasury programs or actions came on a near-daily basis as these authorities took unprecedented steps to avert a financial meltdown.

  *Effective November 3, 2008, Barclays Capital combined the existing Lehman Brothers and Barclays Capital indices into a single platform. Thus, the Fund's benchmark, once known as the Lehman Brothers GNMA Index, now is called the Barclays Capital GNMA Index.

  Refer to page 14 for benchmark definitions.

  Past performance is no guarantee of future results.

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4  | USAA GNMA TRUST

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                  o GNMA 6% VS. FNMA 6% MBS PRICE DIFFERENCES o

              [CHART OF GNMA 6% VS. FNMA 6% MBS PRICE DIFFERENCES]

                    GNMA 6% MBS          FNMA 6% MBS          PRICE DIFFERENCES
  6/2/2008             101.72%              102.08%                  0.36%
  6/3/2008             101.81               102.22                   0.41
  6/4/2008             101.39               101.81                   0.42
  6/5/2008             101.25               101.66                   0.41
  6/6/2008             101.47               101.97                   0.50
  6/9/2008             101.03               101.47                   0.44
 6/10/2008             100.06               100.83                   0.77
 6/11/2008             100.45               101.22                   0.77
 6/12/2008              99.78               100.75                   0.97
 6/13/2008              99.66               100.66                   1.00
 6/16/2008              99.53               100.33                   0.80
 6/17/2008             100.02               100.52                   0.50
 6/18/2008             100.55               101.06                   0.52
 6/19/2008             100.19               100.64                   0.45
 6/20/2008             100.28               100.69                   0.41
 6/23/2008             100.06               100.48                   0.42
 6/24/2008             100.31               100.78                   0.47
 6/25/2008             100.31               100.80                   0.48
 6/26/2008             100.45               101.00                   0.55
 6/27/2008             101.02               101.59                   0.58
 6/30/2008             100.86               101.50                   0.64
  7/1/2008             100.67               101.38                   0.70
  7/2/2008             100.63               101.33                   0.70
  7/3/2008             100.42               101.16                   0.73
  7/7/2008             100.53               101.41                   0.88
  7/8/2008             101.22               102.03                   0.81
  7/9/2008             101.34               102.14                   0.80
 7/10/2008             101.25               102.48                   1.23
 7/11/2008             100.72               101.75                   1.03
 7/14/2008             101.33               102.02                   0.69
 7/15/2008             101.22               101.97                   0.75
 7/16/2008             100.67               101.47                   0.80
 7/17/2008             100.05               100.77                   0.72
 7/18/2008              99.33                99.91                   0.58
 7/21/2008              99.63               100.27                   0.64
 7/22/2008              99.44               100.16                   0.72
 7/23/2008              99.77               100.58                   0.81
 7/24/2008             100.39               101.11                   0.72
 7/25/2008              99.73               100.41                   0.67
 7/28/2008             100.28               100.95                   0.67
 7/29/2008             100.11               100.73                   0.63
 7/30/2008             100.25               100.88                   0.63
 7/31/2008             100.58               101.19                   0.61
  8/1/2008             100.52               101.19                   0.67
  8/4/2008             100.08               100.77                   0.69
  8/5/2008              99.84               100.53                   0.69
  8/6/2008              99.59               100.25                   0.66
  8/7/2008              99.89               100.55                   0.66
  8/8/2008             100.31               100.98                   0.67
 8/11/2008             100.06               100.55                   0.48
 8/12/2008              99.86               100.78                   0.92
 8/13/2008              99.72               100.72                   1.00
 8/14/2008              99.97               101.03                   1.06
 8/15/2008             100.30               101.30                   1.00
 8/18/2008             100.23               101.41                   1.17
 8/19/2008             100.31               101.17                   0.86
 8/20/2008             100.84               101.42                   0.58
 8/21/2008             100.45               100.97                   0.52
 8/22/2008             100.36               100.88                   0.52
 8/25/2008             100.67               101.17                   0.50
 8/26/2008             100.91               101.45                   0.55
 8/27/2008             101.03               101.56                   0.53
 8/28/2008             101.20               101.73                   0.53
 8/29/2008             100.92               101.48                   0.56
  9/2/2008             101.22               101.69                   0.47
  9/3/2008             101.41               101.89                   0.48
  9/4/2008             101.77               102.27                   0.50
  9/5/2008             101.63               101.97                   0.34
  9/8/2008             102.69               102.70                   0.02
  9/9/2008             102.75               102.91                   0.16
 9/10/2008             102.23               102.75                   0.52
 9/11/2008             102.28               102.78                   0.50
 9/12/2008             102.06               102.47                   0.41
 9/15/2008             102.50               102.95                   0.45
 9/16/2008             102.25               102.56                   0.31
 9/17/2008             102.27               102.45                   0.19
 9/18/2008             102.13               102.38                   0.25
 9/19/2008             101.81               101.91                   0.09
 9/22/2008             101.52               101.63                   0.11
 9/23/2008             101.59               101.75                   0.16
 9/24/2008             101.44               101.63                   0.19
 9/25/2008             101.64               101.86                   0.22
 9/26/2008             101.59               101.80                   0.20
 9/29/2008             101.91               102.17                   0.27
 9/30/2008             101.14               101.31                   0.17
 10/1/2008             101.48               101.63                   0.14
 10/2/2008             101.59               101.75                   0.16
 10/3/2008             101.67               101.81                   0.14
 10/6/2008             101.89               102.05                   0.16
 10/7/2008             101.63               101.66                   0.03
 10/8/2008             101.31               101.38                   0.06
 10/9/2008             100.80               100.83                   0.03
10/10/2008             100.13               100.48                   0.36
10/14/2008              99.58                99.63                   0.05
10/15/2008             100.50               100.50                   0.00
10/16/2008             100.48               100.69                   0.20
10/17/2008             100.73               100.94                   0.20
10/20/2008             101.52               101.73                   0.22
10/21/2008             101.75               101.86                   0.11
10/22/2008             101.83               101.94                   0.11
10/23/2008             101.28               101.25                  -0.03
10/24/2008             101.00               101.02                   0.02
10/27/2008             100.44               100.33                  -0.11
10/28/2008              99.84                99.84                   0.00
10/29/2008              99.80                99.83                   0.03
10/30/2008              99.88                99.92                   0.05
10/31/2008              99.92               100.00                   0.08
 11/3/2008             100.22               100.36                   0.14
 11/4/2008             101.38               101.47                   0.09
 11/5/2008             101.59               101.64                   0.05
 11/6/2008             101.67               101.72                   0.05
 11/7/2008             101.38               101.36                  -0.02
11/10/2008             101.38               101.31                  -0.06
11/12/2008             101.52               101.67                   0.16
11/13/2008             101.11               101.48                   0.38
11/14/2008             101.25               101.39                   0.14
11/17/2008             101.27               101.48                   0.22
11/18/2008             101.36               101.34                  -0.02
11/19/2008             101.23               101.28                   0.05
11/20/2008             101.47               101.50                   0.03
11/21/2008             101.59               101.66                   0.06
11/24/2008             101.36               101.39                   0.03
11/25/2008             102.02               102.09                   0.08
11/26/2008             102.28               102.30                   0.02
11/28/2008             102.39               102.31                  -0.08

                                   [END CHART]

         Source: Bloomberg Finance L.P.

  A massive global flight to quality into U.S. government securities caused them to outperform every other sector of the market. The biggest event in the mortgage market was the U.S. Treasury's taking Fannie Mae and Freddie Mac into conservatorship on September 7, 2008. This essentially provided their mortgage-backed securities (MBS) with almost the same full faith and credit guarantee of the U.S. Treasury that GNMAs always have enjoyed. This had the effect of reducing or even eliminating the price differentials between Fannie Mae MBS and GNMAs, as shown in the chart above. After the conservatorship, Fannie Mae and Freddie Mac MBS outperformed GNMAs.

================================================================================

                                           MANAGER'S COMMENTARY ON THE FUND |  5

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o HOW DID YOU ACHIEVE SUCH STRONG PERFORMANCE IN THIS ENVIRONMENT?

  During the reporting period, we continued to invest predominantly in GNMA securities. Prior to government conservatorship, when Fannie Mae and Freddie Mac's MBS fell to levels we thought were attractive, we invested in Fannie Mae MBS. We believed -- correctly -- that Fannie Mae and Freddie Mac were much too big and important to the housing market to be allowed to fail and that the government would have to do whatever was necessary to support their MBS securities (and other debt). Having about 10% of the Fund invested in Fannie Mae and Freddie Mac MBS allowed it to benefit from a rally as they outperformed GNMAs when the U.S. Treasury took Fannie Mae and Freddie Mac into conservatorship.

  In addition, we tried to make new investments when interest rates were relatively higher (and prices lower). When interest rates seemed too low, we allowed cash to build up.

o DO YOU EXPECT ADDITIONAL NEW SUPPLY OF GOVERNMENT-BACKED SECURITIES?

  Yes, and that's one of the reasons we took a defensive stance and let cash build. With little or no private mortgage lending taking place, the government essentially has taken over the mortgage market. All of the new government programs to support housing have increased the supply of GNMAs, and, as of the date of this commentary, there are more government programs expected. It's really hard to gauge, but it is our view that heavy supply will continue to hit the market, possibly offering higher yields than are available as of this writing.

  Shares of the USAA GNMA Trust are not individually backed by the full faith and credit of the U.S. government.

  You will find a complete list of securities that the Fund owns on pages 16-19.

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6  | USAA GNMA TRUST

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    o  COUPON RATE COMPOSITION OF MORTGAGE OBLIGATIONS IN USAA GNMA TRUST  o

                       [CHART OF COUPON RATE COMPOSITION]

                                                         PERCENT OF TOTAL
COUPON RATE %                                              MARKET VALUE
5.00                                                           15
5.50                                                           42
5.87                                                            0*
6.00                                                           33
6.50                                                            6
6.75                                                            0*
7.00                                                            2
7.50                                                            0*
8.00                                                            0*
8.50                                                            0*
9.00                                                            0*
                           AVERAGE COUPON RATE
                          5.70% (NOVEMBER 2008)

                               [END CHART]

                        *Represents less than 1%.

   o ARE YOU CONCERNED ABOUT PREPAYMENT RISK, GIVEN THAT MORTGAGE RATES HAVE
                                     FALLEN?

  When mortgages pay off early because lower rates are available for refinancing (or for any reason), the principal is repaid, and you have to re-invest at then-current and possibly lower rates. Defaults on the underlying mortgages also result in principal payment, because the government agency must pay the investor if the mortgagee doesn't. So yes, prepayments are a concern, which is one reason we're remaining defensive in regard to investing in MBS with premium prices, which are more likely to prepay.

================================================================================

                                           MANAGER'S COMMENTARY ON THE FUND |  7

================================================================================

o WHAT'S YOUR OUTLOOK FOR INTEREST RATES AND THE ECONOMY?

  The Fed and U.S. Treasury clearly are taking all necessary and available actions to defend the financial system. It's very hard to know which of the authorities' many programs, capital injections, and other actions will work to thaw the credit markets, but we believe that the severe flight to quality eventually will reverse and the financial markets will stabilize. However, there may -- and probably will -- be more big bumps along the way. Government-backed mortgages offer protection against defaults. They also tend to outperform Treasuries in slightly rising-interest-rate environments.

  The Fund has performed well in this volatile environment. It has been a defensive investment in one of the worst market environments ever, and we believe it has potential to continue to perform as such. We are proud of the work we have done and thank you, our shareholders, for your continued support and the opportunity to serve you.

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8  | USAA GNMA TRUST

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FUND RECOGNITION

USAA GNMA TRUST

--------------------------------------------------------------------------------

                         OVERALL MORNINGSTAR RATING(TM)
                    out of 352 intermediate government funds
                     for the period ended November 30, 2008:

                                 OVERALL RATING
                                     * * * *

                                     3-YEAR
                                     * * * *
                                out of 352 funds

                                     5-YEAR
                                     * * * *
                                out of 331 funds

                                     10-YEAR
                                      * * *
                                out of 224 funds

The Overall Morningstar Rating for a fund is derived from a weighted average of the performance figures associated with its three-, five-, and 10-year (if applicable) Morningstar Rating metrics. Ratings are based on risk-adjusted returns.

--------------------------------------------------------------------------------

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. For each fund with at least a three-year history, Morningstar calculates a Morningstar Rating(TM) based on a Morningstar Risk-Adjusted Return measure that accounts for variation in a fund's monthly performance (including the effects of sales charges, loads, and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of the funds in each broad asset class receive 5 stars, the next 22.5% receive 4 stars, the next 35% receive 3 stars, the next 22.5% receive 2 stars, and the bottom 10% receive 1 star. (Each share class is counted as a fraction of one fund within this scale and rated separately, which may cause slight variations in the distribution percentages.)

================================================================================

                                                           FUND RECOGNITION |  9

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                            LIPPER LEADERS (OVERALL)

                             [5]                    [5]
                        PRESERVATION              EXPENSE

The Fund is listed as a Lipper Leader for Preservation among 4,128 fixed-income funds and for Expense among 143 funds within the Lipper U.S. Mortgage category for the overall period ended November 30, 2008. The Fund received a Lipper Leader rating for Preservation among 4,128, 3,659, and 2,375 fixed-income funds for the three-, five-, and 10-year periods, respectively, and for Expense among 143, 136, and 89 funds within the Lipper U.S. Mortgage category for the three-, five-, and 10-year periods, respectively. Lipper ratings for Preservation reflect funds' historical loss avoidance relative to other funds within the same asset class, as of November 30, 2008. Preservation ratings are relative, rather than absolute, measures, and funds named Lipper Leaders for Preservation may still experience losses periodically; those losses may be larger for equity and mixed equity funds than for fixed-income funds. Lipper ratings for Expense reflect funds' expense minimization relative to peers with similar load structures as of November 30, 2008.

--------------------------------------------------------------------------------

Ratings are subject to change every month and are based on an equal-weighted average of percentile ranks for the Preservation and Expense metrics over three-, five-, and 10-year periods (if applicable). The highest 20% of funds in each peer group are named Lipper Leaders, the next 20% receive a score of 4, the middle 20% are scored 3, the next 20% are scored 2, and the lowest 20% are scored 1. Lipper ratings are not intended to predict future results, and Lipper does not guarantee the accuracy of this information. More information is available at WWW.LIPPERLEADERS.COM. Lipper Leader Copyright 2009, Reuters, All Rights Reserved.

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10  | USAA GNMA TRUST

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INVESTMENT OVERVIEW

USAA GNMA TRUST (Ticker Symbol: USGNX)

--------------------------------------------------------------------------------
                                             11/30/08                5/31/08
--------------------------------------------------------------------------------
Net Assets                                $536.9 Million          $513.7 Million
Net Asset Value Per Share                     $9.77                   $9.64

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 11/30/08
--------------------------------------------------------------------------------

5/31/08 to 11/30/08*                 1 YEAR           5 YEARS           10 YEARS
       3.65%                         5.64%             4.57%              4.86%

--------------------------------------------------------------------------------
   30-DAY SEC YIELD** AS OF 11/30/08                         EXPENSE RATIO***
--------------------------------------------------------------------------------
                4.76%                                              0.51%

*Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

**Calculated as prescribed by the Securities and Exchange Commission.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

***THE EXPENSE RATIO REPRESENTS THE TOTAL ANNUAL OPERATING EXPENSES INCLUDING ANY ACQUIRED FUND FEES AND EXPENSES, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY, AS REPORTED IN THE FUND'S PROSPECTUS DATED OCTOBER 1, 2008, AND IS CALCULATED AS A PERCENTAGE OF AVERAGE NET ASSETS. THIS EXPENSE RATIO MAY DIFFER FROM THE EXPENSE RATIO DISCLOSED IN THE FINANCIAL HIGHLIGHTS.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

================================================================================

                                                       INVESTMENT OVERVIEW |  11

================================================================================

AVERAGE ANNUAL COMPOUNDED RETURNS WITH REINVESTMENT OF DIVIDENDS -- PERIODS ENDED NOVEMBER 30, 2008

--------------------------------------------------------------------------------
                TOTAL RETURN     =     DIVIDEND RETURN     +     PRICE CHANGE
--------------------------------------------------------------------------------
10 Years            4.86%        =          5.50%          +        (0.64)%
5 Years             4.57%        =          4.87%          +        (0.30)%
1 Year              5.64%        =          4.71%          +         0.93%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

ANNUAL TOTAL RETURNS AND COMPOUNDED DIVIDEND RETURNS FOR THE 10-YEAR PERIOD ENDED NOVEMBER 30, 2008

         [CHART OF ANNUAL TOTAL RETURNS AND COMPOUNDED DIVIDEND RETURNS]

                 TOTAL RETURN        DIVIDEND RETURN       CHANGE IN SHARE PRICE
11/30/1999          -2.71%                6.02%                   -8.73%
11/30/2000           9.66%                7.35%                    2.31%
11/30/2001           9.90%                6.61%                    3.29%
11/30/2002           7.02%                5.73%                    1.29%
11/30/2003           2.47%                5.02%                   -2.55%
11/30/2004           3.73%                4.84%                   -1.11%
11/30/2005           1.94%                4.90%                   -2.96%
11/30/2006           5.55%                5.02%                    0.53%
11/30/2007           6.06%                4.91%                    1.15%
11/30/2008           5.64%                4.71%                    0.93%

                                   [END CHART]

     NOTE THE ROLE THAT DIVIDEND RETURNS PLAY IN THE FUND'S TOTAL RETURN OVER TIME. WHILE SHARE PRICES TEND TO VARY, DIVIDEND RETURNS GENERALLY ARE A RELATIVELY STABLE COMPONENT OF TOTAL RETURNS.

Total return equals dividend return plus share price change and assumes reinvestment of all net investment income and realized capital gain distributions. Dividend return is the net investment income dividends received over the period, assuming reinvestment of all dividends. Share price change is the change in net asset value over the period adjusted for realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

================================================================================

12  | USAA GNMA TRUST

================================================================================

                     o 12-MONTH DIVIDEND YIELD COMPARISON o

                  [CHART OF 12-MONTH DIVIDEND YIELD COMPARISON]

                                                                    LIPPER GNMA
                               USAA GNMA TRUST                     FUNDS AVERAGE
11/30/1999                          6.63%                              6.12%
11/30/2000                          6.78                               6.12
11/30/2001                          6.15                               5.62
11/30/2002                          5.48                               4.75
11/30/2003                          5.14                               4.04
11/30/2004                          4.81                               4.02
11/30/2005                          5.02                               4.12
11/30/2006                          4.81                               4.64
11/30/2007                          4.66                               4.64
11/30/2008                          4.53                               4.48

                                   [END CHART]

The 12-month dividend yield is computed by dividing net investment income dividends paid during the previous 12 months by the latest adjusted month-end net asset value. The net asset value is adjusted for a portion of the capital gains distributed during the previous nine months. The graph represents data for periods ending 11/30/99 to 11/30/08.

The Lipper GNMA Funds Average is an average performance level of all GNMA funds, reported by Lipper Inc., an independent organization that monitors the performance of mutual funds.

================================================================================

                                                       INVESTMENT OVERVIEW |  13

================================================================================

                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                  BARCLAYS CAPITAL                                   LIPPER GNMA
                     GNMA INDEX             USAA GNMA TRUST          FUNDS INDEX
11/30/98             $10,000.00               $10,000.00              $10,000.00
12/31/98              10,041.05                10,032.12               10,039.05
01/31/99              10,112.44                10,109.26               10,099.95
02/28/99              10,080.33                 9,879.19               10,033.38
03/31/99              10,141.38                 9,983.55               10,096.58
04/30/99              10,190.07                10,006.66               10,140.69
05/31/99              10,138.67                 9,895.54               10,067.71
06/30/99              10,098.21                 9,822.96               10,012.21
07/31/99              10,032.11                 9,635.24                9,946.56
08/31/99              10,028.58                 9,530.48                9,936.81
09/30/99              10,190.07                 9,713.65               10,098.94
10/31/99              10,250.65                 9,723.30               10,145.28
11/30/99              10,255.00                 9,729.36               10,146.52
12/31/99              10,234.42                 9,669.71               10,102.94
01/31/00              10,141.97                 9,621.97               10,014.81
02/29/00              10,271.70                 9,761.08               10,138.28
03/31/00              10,434.01                 9,880.64               10,297.28
04/30/00              10,424.84                 9,828.86               10,273.93
05/31/00              10,462.71                 9,922.11               10,315.60
06/30/00              10,655.73                10,119.14               10,490.90
07/31/00              10,711.95                10,168.18               10,534.14
08/31/00              10,873.79                10,335.41               10,689.17
09/30/00              10,975.30                10,403.55               10,781.08
10/31/00              11,056.93                10,488.19               10,848.46
11/30/00              11,212.42                10,669.35               11,013.98
12/31/00              11,371.32                10,846.40               11,171.88
01/31/01              11,556.58                11,009.98               11,341.81
02/28/01              11,608.33                11,091.47               11,399.19
03/31/01              11,677.72                11,170.96               11,455.75
04/30/01              11,697.60                11,141.24               11,456.06
05/31/01              11,794.17                11,201.21               11,533.92
06/30/01              11,828.75                11,215.65               11,561.94
07/31/01              12,031.17                11,436.11               11,776.62
08/31/01              12,119.15                11,538.32               11,864.42
09/30/01              12,283.46                11,702.39               12,022.13
10/31/01              12,446.37                11,876.26               12,175.63
11/30/01              12,342.74                11,725.79               12,059.48
12/31/01              12,305.81                11,621.70               12,000.69
01/31/02              12,429.19                11,741.31               12,122.75
02/28/02              12,556.22                11,886.34               12,253.05
03/31/02              12,437.31                11,715.30               12,125.26
04/30/02              12,655.96                11,959.69               12,337.20
05/31/02              12,739.12                12,078.41               12,418.04
06/30/02              12,841.10                12,165.76               12,515.17
07/31/02              12,990.83                12,300.52               12,657.94
08/31/02              13,081.51                12,427.19               12,756.85
09/30/02              13,188.90                12,527.97               12,859.60
10/31/02              13,231.48                12,549.75               12,887.64
11/30/02              13,243.71                12,548.97               12,890.05
12/31/02              13,375.56                12,695.01               13,028.76
01/31/03              13,409.91                12,725.93               13,060.19
02/28/03              13,478.01                12,790.27               13,132.35
03/31/03              13,487.42                12,788.85               13,126.68
04/30/03              13,519.53                12,831.76               13,158.25
05/31/03              13,520.00                12,860.36               13,173.39
06/30/03              13,561.05                12,871.94               13,195.50
07/31/03              13,337.45                12,604.20               12,930.76
08/31/03              13,424.14                12,681.85               13,008.98
09/30/03              13,618.09                12,885.83               13,223.63
10/31/03              13,582.45                12,836.74               13,169.35
11/30/03              13,628.91                12,858.82               13,211.31
12/31/03              13,757.12                12,950.42               13,303.45
01/31/04              13,825.81                13,015.39               13,373.38
02/29/04              13,917.79                13,091.96               13,455.85
03/31/04              13,975.07                13,144.87               13,499.46
04/30/04              13,754.88                12,950.50               13,274.96
05/31/04              13,726.07                12,909.05               13,241.43
06/30/04              13,848.27                13,015.45               13,334.66
07/31/04              13,960.48                13,108.28               13,446.30
08/31/04              14,154.67                13,264.46               13,627.99
09/30/04              14,184.08                13,288.39               13,617.03
10/31/04              14,296.05                13,367.77               13,706.23
11/30/04              14,262.29                13,338.87               13,668.20
12/31/04              14,355.92                13,395.40               13,741.61
01/31/05              14,437.31                13,459.27               13,821.38
02/28/05              14,391.44                13,417.16               13,771.50
03/31/05              14,363.80                13,388.77               13,743.42
04/30/05              14,509.65                13,514.73               13,874.09
05/31/05              14,614.45                13,596.47               13,964.05
06/30/05              14,657.38                13,624.44               13,994.34
07/31/05              14,602.09                13,582.48               13,938.03
08/31/05              14,722.77                13,694.97               14,054.20
09/30/05              14,664.08                13,628.08               13,981.09
10/31/05              14,600.45                13,568.46               13,912.30
11/30/05              14,631.03                13,597.67               13,951.19
12/31/05              14,816.04                13,758.35               14,106.47
01/31/06              14,864.50                13,797.83               14,140.14
02/28/06              14,894.61                13,811.71               14,165.48
03/31/06              14,799.22                13,742.56               14,069.97
04/30/06              14,749.35                13,680.45               14,014.42
05/31/06              14,719.60                13,651.09               13,977.33
06/30/06              14,737.00                13,649.33               13,978.68
07/31/06              14,945.54                13,832.56               14,162.74
08/31/06              15,175.13                14,020.21               14,367.74
09/30/06              15,265.23                14,121.04               14,456.83
10/31/06              15,370.38                14,218.47               14,551.09
11/30/06              15,516.47                14,348.53               14,687.05
12/31/06              15,498.47                14,332.47               14,653.44
01/31/07              15,498.59                14,324.25               14,648.93
02/28/07              15,686.66                14,501.73               14,826.67
03/31/07              15,720.65                14,514.62               14,846.20
04/30/07              15,804.28                14,584.91               14,917.76
05/31/07              15,724.77                14,504.28               14,827.29
06/30/07              15,634.44                14,426.25               14,749.18
07/31/07              15,761.82                14,529.44               14,879.32
08/31/07              15,943.66                14,701.98               15,035.47
09/30/07              16,062.69                14,786.25               15,141.35
10/31/07              16,238.53                14,923.46               15,291.82
11/30/07              16,565.75                15,223.25               15,578.76
12/31/07              16,579.74                15,234.26               15,590.47
01/31/08              16,862.50                15,497.91               15,840.63
02/29/08              16,937.90                15,577.39               15,921.46
03/31/08              16,990.94                15,633.09               15,945.44
04/30/08              16,981.18                15,612.56               15,923.51
05/31/08              16,883.91                15,513.41               15,833.85
06/30/08              16,884.50                15,522.20               15,841.65
07/31/08              16,884.50                15,516.84               15,846.57
08/31/08              17,094.33                15,659.21               15,965.12
09/30/08              17,177.02                15,760.57               15,964.89
10/31/08              16,949.07                15,562.51               15,663.20
11/30/08              17,557.28                16,077.78               16,064.44

                                   [END CHART]

              Data from 11/30/98 to 11/30/08.

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA GNMA Trust to the following benchmarks:

o The unmanaged Barclays Capital GNMA Index covers the mortgage-backed pass-through securities of the Government National Mortgage Association
  (GNMA). Before November 3, 2008, it was referred to as the Lehman Brothers GNMA Index.

o The unmanaged Lipper GNMA Funds Index tracks the total return performance of the 10 largest funds within the Lipper GNMA Funds category.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

================================================================================

14  | USAA GNMA TRUST

================================================================================

                       o ASSET ALLOCATION -- 11/30/2008 o

                         [PIE CHART OF ASSET ALLOCATION]

30-Year Fixed-Rate Single-Family Mortgages*                                89.0%
Collateralized  Mortgage Obligations                                        3.0%
15-Year Fixed-Rate Single-Family Mortgages*                                 2.9%
Money Market Funds                                                          2.8%
Repurchase Agreements                                                       1.9%

                                   [END CHART]

* Combined in the portfolio of investments under mortgage-backed pass-through securities, single-family.

Percentages are of the net assets of the Fund and may not equal 100%.

You will find a complete list of securities that the Fund owns on pages 16-19.

================================================================================

                                                       INVESTMENT OVERVIEW |  15

================================================================================

PORTFOLIO OF INVESTMENTS

November 30, 2008 (unaudited)

------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                 MARKET
AMOUNT                                                          COUPON                     VALUE
(000)       SECURITY                                             RATE      MATURITY        (000)
------------------------------------------------------------------------------------------------
            U.S. GOVERNMENT AGENCY ISSUES (94.9%)(a)

            MORTGAGE-BACKED PASS-THROUGH SECURITIES, SINGLE-FAMILY (91.9%)
 $ 3,599    Government National Mortgage Assn. I                 5.50%    12/15/2018    $  3,730
  21,432    Government National Mortgage Assn. I                 5.50     10/15/2033      21,886
   8,771    Government National Mortgage Assn. I                 5.50     12/15/2033       8,957
   5,000    Government National Mortgage Assn. I                 5.50      7/15/2034       5,103
  19,583    Government National Mortgage Assn. I                 5.50     10/15/2035      19,974
  14,423    Government National Mortgage Assn. I                 5.50      4/15/2038      14,698
   3,506    Government National Mortgage Assn. I                 6.00     12/15/2016       3,631
   2,246    Government National Mortgage Assn. I                 6.00      4/15/2028       2,314
     898    Government National Mortgage Assn. I                 6.00     11/15/2028         923
   1,980    Government National Mortgage Assn. I                 6.00      2/15/2029       2,032
   1,334    Government National Mortgage Assn. I                 6.00      7/15/2029       1,372
   2,080    Government National Mortgage Assn. I                 6.00      5/15/2032       2,133
   6,128    Government National Mortgage Assn. I                 6.00      1/15/2033       6,277
   1,727    Government National Mortgage Assn. I                 6.00      2/15/2033       1,769
   2,293    Government National Mortgage Assn. I                 6.00      7/15/2033       2,349
   1,497    Government National Mortgage Assn. I                 6.00      9/15/2033       1,534
   7,484    Government National Mortgage Assn. I                 6.00      3/15/2037       7,655
  15,356    Government National Mortgage Assn. I                 6.00      9/15/2037      15,706
   7,562    Government National Mortgage Assn. I                 6.00      5/15/2038       7,734
  15,898    Government National Mortgage Assn. I                 6.00      5/15/2038      16,260
  14,985    Government National Mortgage Assn. I                 6.00     10/15/2038      15,326
     569    Government National Mortgage Assn. I                 6.50      5/15/2028         588
     571    Government National Mortgage Assn. I                 6.50      5/15/2028         589
     510    Government National Mortgage Assn. I                 6.50      7/15/2028         527
     394    Government National Mortgage Assn. I                 6.50      9/15/2028         407
   1,320    Government National Mortgage Assn. I                 6.50     11/15/2028       1,363
      75    Government National Mortgage Assn. I                 6.50      1/15/2029          77
      66    Government National Mortgage Assn. I                 6.50      1/15/2029          68
   1,728    Government National Mortgage Assn. I                 6.50      3/15/2031       1,783
   1,497    Government National Mortgage Assn. I                 6.50     10/15/2031       1,545
     976    Government National Mortgage Assn. I                 6.50      1/15/2032       1,006
     375    Government National Mortgage Assn. I                 6.50      3/15/2032         387
   1,280    Government National Mortgage Assn. I                 6.50      8/15/2032       1,320

================================================================================

16  | USAA GNMA TRUST

================================================================================

------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                 MARKET
AMOUNT                                                          COUPON                     VALUE
(000)       SECURITY                                             RATE      MATURITY        (000)
------------------------------------------------------------------------------------------------
 $ 6,427    Government National Mortgage Assn. I                 6.50%     9/15/2032    $  6,627
      76    Government National Mortgage Assn. I                 6.75      5/15/2028          78
     151    Government National Mortgage Assn. I                 6.75      5/15/2028         155
      79    Government National Mortgage Assn. I                 7.00      4/15/2027          82
     875    Government National Mortgage Assn. I                 7.00      5/15/2027         906
      63    Government National Mortgage Assn. I                 7.00      6/15/2028          65
      86    Government National Mortgage Assn. I                 7.00      7/15/2028          89
     148    Government National Mortgage Assn. I                 7.00      8/15/2028         153
     237    Government National Mortgage Assn. I                 7.00      8/15/2028         245
     245    Government National Mortgage Assn. I                 7.00      9/15/2028         253
   1,501    Government National Mortgage Assn. I                 7.00      5/15/2029       1,551
   1,301    Government National Mortgage Assn. I                 7.00      6/15/2029       1,344
     840    Government National Mortgage Assn. I                 7.00      8/15/2031         867
     373    Government National Mortgage Assn. I                 7.00      9/15/2031         385
     540    Government National Mortgage Assn. I                 7.00     10/15/2031         557
     205    Government National Mortgage Assn. I                 7.00      6/15/2032         212
     749    Government National Mortgage Assn. I                 7.00      7/15/2032         772
     348    Government National Mortgage Assn. I                 7.50      2/15/2028         368
      72    Government National Mortgage Assn. I                 7.50      3/15/2029          76
     159    Government National Mortgage Assn. I                 7.50      4/15/2029         169
     151    Government National Mortgage Assn. I                 7.50      7/15/2029         159
     219    Government National Mortgage Assn. I                 7.50     10/15/2029         232
     556    Government National Mortgage Assn. I                 7.50     10/15/2029         588
      86    Government National Mortgage Assn. I                 7.50     12/15/2030          91
      71    Government National Mortgage Assn. I                 7.50      1/15/2031          75
      71    Government National Mortgage Assn. I                 7.50      1/15/2031          76
     127    Government National Mortgage Assn. I                 7.50     11/15/2031         135
      16    Government National Mortgage Assn. I                 8.00      1/15/2022          17
     208    Government National Mortgage Assn. I                 8.00      6/15/2023         223
     286    Government National Mortgage Assn. I                 8.00      5/15/2027         306
     231    Government National Mortgage Assn. I                 8.00      7/15/2030         247
      89    Government National Mortgage Assn. I                 8.00      9/15/2030          95
      60    Government National Mortgage Assn. I                 8.50      6/15/2021          65
      22    Government National Mortgage Assn. I                 8.50      7/15/2022          23
     124    Government National Mortgage Assn. I                 9.00      7/15/2021         135
   9,814    Government National Mortgage Assn. II                5.00      5/20/2033       9,864
  10,913    Government National Mortgage Assn. II                5.00      7/20/2033      10,968
   7,345    Government National Mortgage Assn. II                5.00      6/20/2034       7,381
  22,442    Government National Mortgage Assn. II                5.00      9/20/2035      22,547
  11,778    Government National Mortgage Assn. II                5.00      2/20/2037      11,827
   2,455    Government National Mortgage Assn. II                5.50      4/20/2033       2,501

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  17

================================================================================

------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                 MARKET
AMOUNT                                                          COUPON                     VALUE
(000)       SECURITY                                             RATE      MATURITY        (000)
------------------------------------------------------------------------------------------------
 $ 8,465    Government National Mortgage Assn. II                5.50%     3/20/2034    $  8,619
  33,006    Government National Mortgage Assn. II                5.50      2/20/2035      33,594
  29,255    Government National Mortgage Assn. II                5.50      4/20/2035      29,777
  16,803    Government National Mortgage Assn. II                5.50      7/20/2035      17,102
  14,559    Government National Mortgage Assn. II                5.50      1/20/2037      14,804
   1,322    Government National Mortgage Assn. II                6.00      3/20/2031       1,355
   3,059    Government National Mortgage Assn. II                6.00      8/20/2032       3,131
   2,493    Government National Mortgage Assn. II                6.00      9/20/2032       2,553
   2,653    Government National Mortgage Assn. II                6.00     10/20/2033       2,720
   2,485    Government National Mortgage Assn. II                6.00     12/20/2033       2,538
   7,892    Government National Mortgage Assn. II                6.00      2/20/2034       8,064
   7,589    Government National Mortgage Assn. II                6.00      3/20/2034       7,753
   6,590    Government National Mortgage Assn. II                6.00      9/20/2034       6,735
  15,671    Government National Mortgage Assn. II                6.00     10/20/2034      16,012
   4,203    Government National Mortgage Assn. II                6.00     11/20/2034       4,288
  10,829    Government National Mortgage Assn. II                6.00      5/20/2036      11,063
     459    Government National Mortgage Assn. II                6.50      5/20/2031         473
     386    Government National Mortgage Assn. II                6.50      7/20/2031         398
   1,110    Government National Mortgage Assn. II                6.50      8/20/2031       1,140
   1,623    Government National Mortgage Assn. II                6.50      4/20/2032       1,671
   1,596    Government National Mortgage Assn. II                6.50      6/20/2032       1,643
   6,164    Government National Mortgage Assn. II                6.50      8/20/2034       6,334
   1,326    Government National Mortgage Assn. II                7.00      9/20/2030       1,362
     185    Government National Mortgage Assn. II                7.50      4/20/2031         195
      51    Government National Mortgage Assn. II                8.00     12/20/2022          54
   1,233    Government National Mortgage Assn. II                8.00      8/20/2030       1,317
  12,285    Fannie Mae(+)                                        5.00     12/01/2035      12,381
   9,195    Fannie Mae(+)                                        5.50     11/01/2037       9,356
     778    Fannie Mae(+)                                        6.00      2/01/2017         798
  16,092    Fannie Mae(+)                                        6.00      5/01/2038      16,462
     646    Fannie Mae(+)                                        6.50     10/01/2016         665
   3,322    Fannie Mae(+)                                        6.50     12/01/2016       3,423
   3,225    Freddie Mac(+)                                       5.00      1/01/2021       3,262
   8,499    Freddie Mac(+)                                       5.50     12/01/2035       8,633
                                                                                        --------
                                                                                         493,207
                                                                                        --------
            COLLATERALIZED MORTGAGE OBLIGATIONS (3.0%)
  15,000    Government National Mortgage Assn. I                 5.50      3/16/2032      15,127
   1,250    Government National Mortgage Assn. I                 5.87     10/16/2023       1,263
                                                                                        --------
                                                                                          16,390
                                                                                        --------
            Total U.S. Government Agency Issues (cost: $502,075)                         509,597
                                                                                        --------

================================================================================

18  | USAA GNMA TRUST

================================================================================

------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                 MARKET
AMOUNT                                                                                     VALUE
(000)       SECURITY                                                                       (000)
------------------------------------------------------------------------------------------------
            REPURCHASE AGREEMENTS (1.9%)
 $10,000    Credit Suisse First Boston, LLC, 0.40%, acquired on 11/26/2008 and due on 12/1/2008 at $10,000 (collateralized by $10,217 of Freddie
              Mac(a),(+); 0.00% - 1.28%(b); due 12/03/2008 - 7/20/2009;
              market value $10,202) (cost: $10,000)                                     $ 10,000
                                                                                        --------

------------------------------------------------------------------------------------------------
SHARES
------------------------------------------------------------------------------------------------
            MONEY MARKET FUNDS (2.8%)
15,137,855  SSgA US Government Money Market Fund,
              0.77%(c) (cost: $15,138)                                                    15,138
                                                                                        --------

            TOTAL INVESTMENTS (COST: $527,213)                                          $534,735
                                                                                        ========

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  19

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

November 30, 2008 (unaudited)

--------------------------------------------------------------------------------

o GENERAL NOTES

  Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

  The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

o SPECIFIC NOTES

  (a) U.S. government agency issues -- mortgage-backed securities issued by Government National Mortgage Association (GNMA) and certain other U.S. government guaranteed securities are supported by the full faith and credit of the U.S. government. Securities issued by government-sponsored enterprises (GSEs), indicated with "+" are supported only by the right of the GSE to borrow from the U.S. Treasury, the discretionary authority of the U.S. government to purchase the GSEs' obligations, or by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. Treasury.

  (b) Zero-coupon security. Rate represents the effective yield at the date of purchase.

  (c) Rate represents the money market fund annualized seven-day yield at November 30, 2008.

See accompanying notes to financial statements.

================================================================================

20  | USAA GNMA TRUST

================================================================================

STATEMENT OF ASSETS AND LIABILITIES
(IN THOUSANDS)

November 30, 2008 (unaudited)

--------------------------------------------------------------------------------

ASSETS
  Investments in securities, at market value (cost of $527,213)        $534,735
  Receivables:
    Capital shares sold                                                     399
    Interest                                                              2,385
                                                                       --------
        Total assets                                                    537,519
                                                                       --------
LIABILITIES
  Payables:
    Capital shares redeemed                                                 204
    Dividends on capital shares                                             262
  Accrued management fees                                                    75
  Accrued transfer agent's fees                                              34
  Other accrued expenses and payables                                        55
                                                                       --------
        Total liabilities                                                   630
                                                                       --------
           Net assets applicable to capital shares outstanding         $536,889
                                                                       ========
NET ASSETS CONSIST OF:
  Paid-in capital                                                      $564,099
  Accumulated net realized loss on investments                          (34,732)
  Net unrealized appreciation of investments                              7,522
                                                                       --------
           Net assets applicable to capital shares outstanding         $536,889
                                                                       ========
  Capital shares outstanding, unlimited number of shares
    authorized, no par value                                             54,963
                                                                       ========
  Net asset value, redemption price, and offering price per share      $   9.77
                                                                       ========

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  21

================================================================================

STATEMENT OF OPERATIONS
(IN THOUSANDS)

Six-month period ended November 30, 2008 (unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME
  Interest income                                                       $13,108
                                                                        -------
EXPENSES
  Management fees                                                           421
  Administration and servicing fees                                         391
  Transfer agent's fees                                                     450
  Custody and accounting fees                                                46
  Postage                                                                    21
  Shareholder reporting fees                                                 17
  Trustees' fees                                                              6
  Registration fees                                                          24
  Professional fees                                                          36
  Other                                                                      10
                                                                        -------
        Total expenses                                                    1,422
  Expenses paid indirectly                                                   (8)
                                                                        -------
        Net expenses                                                      1,414
                                                                        -------
NET INVESTMENT INCOME                                                    11,694
                                                                        -------
NET UNREALIZED GAIN ON INVESTMENTS
  Change in net unrealized appreciation/depreciation of investments       7,044
                                                                        -------
  Increase in net assets resulting from operations                      $18,738
                                                                        =======

See accompanying notes to financial statements.

================================================================================

22  | USAA GNMA TRUST

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS
(IN THOUSANDS)

Six-month period ended November 30, 2008 (unaudited), and year ended May 31,
2008

--------------------------------------------------------------------------------

                                                                 11/30/2008        5/31/2008
--------------------------------------------------------------------------------------------
FROM OPERATIONS
  Net investment income                                            $ 11,694        $  23,846
  Net realized gain on investments                                        -              130
  Change in net unrealized appreciation/depreciation of
    investments                                                       7,044            9,452
                                                                   -------------------------
    Increase in net assets resulting from operations                 18,738           33,428
                                                                   -------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                             (11,694)         (23,846)
                                                                   -------------------------
FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold                                          79,011           86,799
  Reinvested dividends                                               10,018           20,033
  Cost of shares redeemed                                           (72,849)        (107,375)
                                                                   -------------------------
    Increase (decrease) in net assets from capital
        share transactions                                           16,180             (543)
                                                                   -------------------------
  Net increase in net assets                                         23,224            9,039

NET ASSETS
  Beginning of period                                               513,665          504,626
                                                                   -------------------------
  End of period                                                    $536,889        $ 513,665
                                                                   =========================
CHANGE IN SHARES OUTSTANDING
  Shares sold                                                         8,201            9,008
  Shares issued for dividends reinvested                              1,042            2,086
  Shares redeemed                                                    (7,568)         (11,196)
                                                                   -------------------------
    Increase (decrease) in shares outstanding                         1,675             (102)
                                                                   =========================

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  23

================================================================================

NOTES TO FINANCIAL STATEMENTS

November 30, 2008 (unaudited)

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is a management investment company organized as a Delaware statutory trust consisting of 45 separate funds. The information presented in this semiannual report pertains only to the USAA GNMA Trust (the
Fund), which is classified as diversified under the 1940 Act. The Fund's investment objective is to provide a high level of current income consistent with preservation of principal.

A. SECURITY VALUATION -- The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the exchange is open) as set forth below:

    1. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

    2. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

================================================================================

24  | USAA GNMA TRUST

================================================================================

    3. Repurchase agreements are valued at cost, which approximates market value.

    4. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's net asset value (NAV) to be more reliable than it otherwise would be.

        Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- Effective June 1, 2008, the Fund adopted Statement of Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements" (SFAS 157). This standard clarifies the definition of fair value, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements.

    SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, and establishes a three-level valuation hierarchy for disclosure purposes. The valuation hierarchy is based upon the transparency of inputs to the valuation of

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  25

================================================================================

    an asset or liability as of the measurement date. The three levels are defined as follows:

    Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

    Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

    Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Fund's own assumptions in determining the fair value.

    The inputs or methodology used for valuing securities is not necessarily an indication of the risk associated with investing in those securities.

    The following is a summary of the inputs used to value the Fund's assets as of November 30, 2008:

VALUATION INPUTS                                       INVESTMENTS IN SECURITIES
--------------------------------------------------------------------------------
Level 1 -- Quoted Prices                                      $         --
Level 2 -- Other Significant Observable Inputs                 534,735,000
Level 3 -- Significant Unobservable Inputs                              --
--------------------------------------------------------------------------------
Total                                                         $534,735,000
--------------------------------------------------------------------------------

C. FEDERAL TAXES -- The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

D. INVESTMENTS IN SECURITIES -- Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Interest income is recorded daily on the accrual basis. Premiums and discounts are amortized over the life of the respective securities, using the effective yield method for long-term securities and the straight-line method for short-term securities.

================================================================================

26  | USAA GNMA TRUST

================================================================================

E. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by underlying securities. The collateral obligations are marked-to-market daily to ensure their value is equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. Repurchase agreements are subject to credit risk, and the Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

F. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS -- Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested. The Fund had no delayed-delivery or when-issued commitments as of November 30, 2008.

G. EXPENSES PAID INDIRECTLY -- Through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to reduce the Fund's expenses. For the six-month period ended November 30, 2008, these custodian and other bank credits reduced the Fund's expenses by $8,000.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties that provide general

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  27

================================================================================

    indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

I. USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT

The Fund participates in a joint, short-term, revolving, committed loan agreement of $750 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. Prior to September 25, 2008, the committed loan agreement was $300 million. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

The USAA funds that are party to the loan agreement are assessed facility fees by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.07% annually of the amount of the committed loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period.

For the six-month period ended November 30, 2008, the Fund paid CAPCO facility fees of less than $500, which represents 1.3% of the total fees paid to CAPCO by the USAA funds. The Fund had no borrowings under this agreement during the six-month period ended November 30, 2008.

(3) DISTRIBUTIONS

The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of May 31, 2009, in accordance with applicable tax law.

================================================================================

28  | USAA GNMA TRUST

================================================================================

Net investment income is accrued daily as dividends and distributed to shareholders monthly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes. At May 31, 2008, the Fund had capital loss carryovers of $34,732,000, for federal income tax purposes, which, if not offset by subsequent capital gains, will expire between 2009 and 2015, as shown below. It is unlikely that the Trust's Board of Trustees will authorize a distribution of capital gains realized in the future until the capital loss carryovers have been used or expire.

           CAPITAL LOSS CARRYOVERS
-------------------------------------------
    EXPIRES                       BALANCE
-------------------------------------------
     2009                       $13,754,000
     2010                         1,176,000
     2012                         9,577,000
     2013                         4,814,000
     2014                         3,887,000
     2015                         1,524,000
                                -----------
                     Total      $34,732,000
                                ===========

Financial Accounting Standards Board (FASB) Interpretation No. 48, "Accounting for Uncertainty in Income Taxes" (FIN 48), provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. As of November 30, 2008, the Manager has reviewed all open tax years and concluded that the adoption of FIN 48 resulted in no impact to the Fund's net assets or results of operations. On an ongoing

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  29

================================================================================

basis, the Manager will monitor its tax positions under FIN 48 to determine if adjustments to this conclusion are necessary.

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended November 30, 2008, were $55,383,000 and $31,275,000, respectively.

As of November 30, 2008, the cost of securities, including short-term securities, for federal income tax purposes, was approximately the same as that reported in the financial statements.

Gross unrealized appreciation and depreciation of investments as of November 30, 2008, were $7,771,000 and $249,000, respectively, resulting in net unrealized appreciation of $7,522,000.

(5) TRANSACTIONS WITH MANAGER

A. MANAGEMENT FEES -- The Manager carries out the Fund's investment policies and manages the Fund's portfolio. The investment management fee for the Fund is composed of a base fee and a performance adjustment that increases or decreases the base fee depending upon the performance of the Fund relative to the performance of the Lipper GNMA Funds Index, which tracks the total return performance of the 10 largest funds in the Lipper GNMA Funds category. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.125% of its average net assets for the fiscal year.

    The performance adjustment is calculated monthly by comparing the Fund's performance to that of the Lipper index over the performance period. The performance period for the Fund consists of the current month plus the previous 35 months.

    The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in

================================================================================

30  | USAA GNMA TRUST

================================================================================

    leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee, as referenced in the following chart:

OVER/UNDER PERFORMANCE                   ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX(1)                     AS A % OF THE FUND'S AVERAGE NET ASSETS
--------------------------------------------------------------------------------
+/-0.20% to 0.50%                        +/-0.04%
+/-0.51% to 1.00%                        +/-0.05%
+/-1.01% and greater                     +/-0.06%

    (1)Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%.

    Under the performance fee arrangement, the Fund will pay a positive performance fee adjustment for a performance period whenever the Fund outperforms the Lipper GNMA Funds Index over that period, even if the Fund had overall negative returns during the performance period.

    For the six-month period ended November 30, 2008, the Fund incurred total management fees, paid or payable to the Manager, of $421,000, which included a performance adjustment of $95,000 that increased the base management fee of 0.125% by 0.04%.

B. ADMINISTRATION AND SERVICING FEES -- The Manager provides certain administration and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of the Fund's average net assets. For the six-month period ended November 30, 2008, the Fund incurred administration and servicing fees, paid or payable to the Manager, of $391,000.

    In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain legal services for the benefit of the Fund. The Trust's Board of Trustees has approved the reimbursement of a portion of these expenses incurred by the Manager. For the six-month period ended November 30, 2008, the Fund reimbursed the Manager $4,000 for

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  31

================================================================================

    these legal services. These expenses are included in the professional fees expenses on the Fund's statement of operations.

C. TRANSFER AGENT'S FEES -- USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. The Fund also pays SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. For the six-month period ended November 30, 2008, the Fund incurred transfer agent's fees, paid or payable to SAS, of $450,000.

D. UNDERWRITING SERVICES -- The Manager provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(6) TRANSACTIONS WITH AFFILIATES

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

(7) NEW ACCOUNTING PRONOUNCEMENTS

A. SFAS NO. 159, "THE FAIR VALUE OPTION FOR FINANCIAL ASSETS AND FINANCIAL LIABILITIES" (SFAS 159) -- In February 2007, FASB issued SFAS 159. In summary, SFAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. SFAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. SFAS 159 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Manager has evaluated SFAS 159 and has determined that there are no eligible instruments for which the Fund intends to avail itself of the fair value option.

================================================================================

32  | USAA GNMA TRUST

================================================================================

B. SFAS NO. 161, "DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES -- AN AMENDMENT OF FASB STATEMENT NO. 133" (SFAS 161) -- In March 2008, FASB issued SFAS 161. In summary, SFAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. SFAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. The Manager is in the process of evaluating the impact of SFAS 161 on the Fund's financial statement disclosures.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  33

================================================================================

(8) FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout each period is as follows:

                                    SIX-MONTH
                                  PERIOD ENDED
                               NOVEMBER 30,                                YEAR ENDED MAY 31,
                               --------------------------------------------------------------------------------------
                                   2008           2008           2007           2006             2005            2004
                               --------------------------------------------------------------------------------------
Net asset value at
   beginning of period         $   9.64       $   9.45       $   9.32       $   9.76         $   9.72        $  10.16
                               --------------------------------------------------------------------------------------
Income (loss) from investment operations:
   Net investment income            .22            .45            .44            .48              .47             .48
   Net realized and
      unrealized gain (loss)        .13            .19            .13           (.44)             .04            (.44)
                               --------------------------------------------------------------------------------------
Total from investment
   operations                       .35            .64            .57            .04              .51             .04
                               --------------------------------------------------------------------------------------
Less distributions from:
   Net investment income           (.22)          (.45)          (.44)          (.48)            (.47)           (.48)
                               --------------------------------------------------------------------------------------
Net asset value at end
   of period                   $   9.77       $   9.64       $   9.45       $   9.32         $   9.76        $   9.72
                               ======================================================================================
Total return (%)*                  3.65           6.94           6.25(a)         .40             5.33             .39
Net assets at end
   of period (000)             $536,889       $513,665       $504,626       $521,176         $594,211        $610,488
Ratios to average
   net assets:**
   Expenses (%)(b)                  .54(c)         .51            .52(a)         .49              .48             .47
   Net investment income (%)       4.49(c)        4.74           4.69           4.46             4.06            3.62
Portfolio turnover (%)                6             11             14             26               37              59

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return.
 ** For the six-month period ended November 30, 2008, average net assets were
    $519,466,000.
(a) For the year ended May 31, 2007, SAS voluntarily reimbursed the Fund for a portion of the transfer agent's fees incurred. The reimbursement had no effect on the Fund's total return or ratio of expenses to average net assets.
(b) Reflects total operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(c) Annualized. The ratio is not necessarily indicative of 12 months of operations.

================================================================================

34  | USAA GNMA TRUST

================================================================================

EXPENSE EXAMPLE

November 30, 2008 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of June 1, 2008, through November 30, 2008.

ACTUAL EXPENSES

The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account

================================================================================

                                                           EXPENSE EXAMPLE |  35

================================================================================

balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                              EXPENSES PAID
                                      BEGINNING            ENDING             DURING PERIOD*
                                   ACCOUNT VALUE        ACCOUNT VALUE         JUNE 1, 2008 -
                                    JUNE 1, 2008      NOVEMBER 30, 2008     NOVEMBER 30, 2008
                                   ----------------------------------------------------------
Actual                               $1,000.00            $1,036.50               $2.76

Hypothetical
 (5% return before expenses)          1,000.00             1,022.36                2.74

* Expenses are equal to the Fund's annualized expense ratio of 0.54%, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 183 days/365 days (to reflect the one-half-year period). The Fund's ending account value on the first line in the table is based on its actual total return of 3.65% for the six-month period of June 1, 2008, through November 30, 2008.

================================================================================

36  | USAA GNMA TRUST

================================================================================

TRUSTEES                               Christopher W. Claus
                                       Barbara B. Dreeben
                                       Robert L. Mason, Ph.D.
                                       Barbara B. Ostdiek, Ph.D.
                                       Michael F. Reimherr
                                       Richard A. Zucker
--------------------------------------------------------------------------------
ADMINISTRATOR,                         USAA Investment Management Company
INVESTMENT ADVISER,                    P.O. Box 659453
UNDERWRITER, AND                       San Antonio, Texas 78265-9825
DISTRIBUTOR
--------------------------------------------------------------------------------
TRANSFER AGENT                         USAA Shareholder Account Services
                                       9800 Fredericksburg Road
                                       San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN AND                          State Street Bank and Trust Company
ACCOUNTING AGENT                       P.O. Box 1713
                                       Boston, Massachusetts 02105
--------------------------------------------------------------------------------
INDEPENDENT                            Ernst & Young LLP
REGISTERED PUBLIC                      100 West Houston St., Suite 1800
ACCOUNTING FIRM                        San Antonio, Texas 78205
--------------------------------------------------------------------------------
MUTUAL FUND                            Under "Products & Services"
SELF-SERVICE 24/7                      click "Investments," then
AT USAA.COM                            "Mutual Funds"

OR CALL                                Under "My Accounts" go to
(800) 531-USAA                         "Investments." View account balances,
        (8722)                         activity, and fund prices; or exchange or
                                       redeem fund shares.
--------------------------------------------------------------------------------

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's Web site at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.

================================================================================

    USAA
    9800 Fredericksburg Road                                      --------------
    San Antonio, TX 78288                                            PRSRT STD
                                                                    U.S. Postage
                                                                       PAID
                                                                       USAA
                                                                  --------------
>>  SAVE PAPER AND FUND COSTS
    At USAA.COM click: MY DOCUMENTS
    Set preferences to USAA DOCUMENTS ONLINE.

    [LOGO OF USAA]
        USAA       WE KNOW WHAT IT MEANS TO SERVE.(R)

    ============================================================================
    23414-0109                               (C)2009, USAA. All rights reserved.



ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR/S was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). NOT APPLICABLE.  This item must be disclosed only in annual reports.

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.



                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended November 30, 2008

By:*     CHRISTOPHER P. LAIA
         --------------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Assistant Secretary

Date:    01/22/2009
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    01/26/2009
         ------------------------------


By:*     ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    01/26/2009
         ------------------------------


*Print the name and title of each signing officer under his or her signature.